Not FDIC Insured May Lose Value No Bank Guarantee
357-Q3PH

Schedule of Investments
(unaudited)
Franklin Strategic Mortgage Portfolio 2
Notes to Schedule of Investments 8

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited), June 30, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Insurance 0.0%
†
a ,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... $ 237 $ 342
Residential REITs 0.3%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
100,000 95,852
Total Corporate Bonds (Cost $ 100,007 ) ........................................
96,194
Asset-Backed Securities 3.3%
Financial Services 3.3%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
132,845 130,377
b
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 ...................
107,934 102,329
c
CWABS, Inc. , 2004-1 , M1 , FRN , 6.21% , ( 1-month SOFR + 0.864% ), 3/25/34 .......
9,650 9,685
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
140,928 133,502
b
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................................... 163,372 150,228
2021-3 , B , 144A, 2.649% , 1/17/41 ..................................... 54,748 48,563
b ,c
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 6.543% , ( 1-month SOFR +
1.214% ), 1/17/38 .................................................. 161,648 161,989
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 240,886
977,559
a a a a a
Total Asset-Backed Securities (Cost $ 1,035,579 ) ................................
977,559
Commercial Mortgage-Backed Securities 5.5%
Financial Services 5.5%
b ,d
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
BANK ,
2021-BN34 , A5 , 2.438% , 6/15/63 ...................................... 125,000 101,078
2021-BN33 , A5 , 2.556% , 5/15/64 ...................................... 90,000 75,920
b ,c
BLP Commercial Mortgage Trust , 2023-IND , A , 144A, FRN , 7.021% , ( 1-month SOFR +
1.692% ), 3/15/40 .................................................. 100,000 99,953
b ,c
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 6.143% , ( 1-month SOFR + 0.814% ), 9/15/36 ........ 100,000 98,823
2022-LP2 , A , 144A, FRN , 6.342% , ( 1-month SOFR + 1.013% ), 2/15/39 ......... 71,166 70,428
b ,c
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 6.133% , ( 1-month SOFR + 0.804% ),
10/15/36 ........................................................ 200,000 197,593
b
BX Trust ,
2022-CLS , A , 144A, 5.76% , 10/13/27 ................................... 200,000 198,032
c
2022-IND , A , 144A, FRN , 6.82% , ( 1-month SOFR + 1.491% ), 4/15/37 .......... 125,951 125,726
b
CF Hippolyta Issuer LLC , 2021-1A , A1 , 144A, 1.53% , 3/15/61 ..................
94,245 86,394
b ,c
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 6.341% , ( 1-month SOFR + 1.014% ),
11/15/37 ........................................................ 324,387 323,307
b ,c
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 8.5% , ( PRIME + 0% ), 6/15/34 ....
233,893 233,879
1,611,157
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 1,697,991 ) .................
1,611,157
Mortgage-Backed Securities 77.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 28.8%
FHLMC Gold Pool, 30 Year , 4.5%, 4/01/40 ................................ 145,985 142,044
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................................ 268,215 258,369
FHLMC Gold Pool, 30 Year , 5%, 10/01/33 - 2/01/39 .......................... 96,753 95,809
FHLMC Gold Pool, 30 Year , 5.5%, 9/01/33 ................................ 7,671 7,712
FHLMC Gold Pool, 30 Year , 6%, 12/01/32 - 11/01/36 ......................... 31,741 32,297

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 7/01/32 ........................ $ 9,641 $ 9,919
FHLMC Gold Pool, 30 Year , 7.5%, 1/01/26 ................................ 9 9
FHLMC Gold Pool, 30 Year , 8%, 9/01/26 - 5/01/30 ........................... 53,541 53,797
FHLMC Pool, 15 Year , 2%, 8/01/36 ...................................... 105,287 92,561
FHLMC Pool, 15 Year , 2%, 4/01/37 ...................................... 300,735 264,384
FHLMC Pool, 15 Year , 2.5%, 4/01/37 ..................................... 101,961 92,088
FHLMC Pool, 30 Year , 2%, 2/01/52 ...................................... 1,139,651 892,661
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................................... 1,721,161 1,349,381
FHLMC Pool, 30 Year , 2%, 6/01/51 - 3/01/52 ............................... 299,584 234,660
FHLMC Pool, 30 Year , 2%, 5/01/52 ...................................... 397,658 313,460
FHLMC Pool, 30 Year , 2.5%, 11/01/51 .................................... 765,683 628,412
FHLMC Pool, 30 Year , 2.5%, 12/01/51 .................................... 1,036,482 850,148
FHLMC Pool, 30 Year , 2.5%, 1/01/52 ..................................... 445,781 370,535
FHLMC Pool, 30 Year , 2.5%, 2/01/52 ..................................... 368,353 301,927
FHLMC Pool, 30 Year , 2.5%, 9/01/51 - 1/01/52 ............................. 443,070 362,359
FHLMC Pool, 30 Year , 3%, 10/01/51 - 7/01/52 .............................. 50,274 42,795
FHLMC Pool, 30 Year , 3.5%, 7/01/49 ..................................... 746,888 670,938
FHLMC Pool, 30 Year , 4%, 5/01/50 ...................................... 61,307 57,328
FHLMC Pool, 30 Year , 4.5%, 10/01/48 .................................... 420,108 403,816
FHLMC Pool, 30 Year , 5%, 6/01/53 ...................................... 249,266 244,043
FHLMC Pool, 30 Year , 5%, 8/01/53 ...................................... 241,769 239,025
FHLMC Pool, 30 Year , 5%, 7/01/54 ...................................... 40,000 38,671
FHLMC Pool, 30 Year , 5.5%, 2/01/53 ..................................... 320,096 319,594
FHLMC Pool, 30 Year , 6%, 6/01/54 ...................................... 60,498 60,692
8,429,434
e
Federal National Mortgage Association (FNMA) Adjustable Rate 0.9%
FNMA , 4.37%, ( 3-year CMT T-Note +/- MBS Margin), 5/01/30 .................. 25,955 25,374
FNMA , 6.77% - 7.261%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/31 - 4/01/37 ....................................... 13,423 13,513
FNMA , 6.2% - 7.308%, ( 1-year CMT T-Note +/- MBS Margin), 9/01/24 - 7/01/38 .... 87,127 87,208
FNMA , 5.868% - 7.5%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/33 - 4/01/37 ........................................... 127,396 128,061
254,156
Federal National Mortgage Association (FNMA) Fixed Rate 36.1%
FNMA , 3.5%, 7/01/56 ................................................ 470,912 416,298
FNMA, 15 Year , 2.5%, 7/01/37 ......................................... 534,241 484,089
FNMA, 15 Year , 3%, 9/01/38 ........................................... 49,889 46,161
FNMA, 30 Year , 1.5%, 10/01/51 ......................................... 325,519 243,303
FNMA, 30 Year , 2%, 5/01/51 ........................................... 391,343 307,682
FNMA, 30 Year , 2%, 11/01/51 .......................................... 476,924 374,526
FNMA, 30 Year , 2%, 1/01/52 ........................................... 1,111,389 871,693
FNMA, 30 Year , 2%, 6/01/51 - 2/01/52 .................................... 194,814 152,548
FNMA, 30 Year , 2.5%, 4/01/51 ......................................... 546,588 449,961
FNMA, 30 Year , 2.5%, 4/01/52 ......................................... 185,962 152,357
FNMA, 30 Year , 2.5%, 12/01/51 - 7/01/52 ................................. 288,087 235,626
FNMA, 30 Year , 3%, 10/01/46 .......................................... 979,530 856,004
FNMA, 30 Year , 3%, 11/01/48 .......................................... 1,238,798 1,082,944
FNMA, 30 Year , 3%, 9/01/49 ........................................... 224,478 194,767
FNMA, 30 Year , 3%, 9/01/50 ........................................... 424,693 366,649
FNMA, 30 Year , 3.5%, 6/01/49 ......................................... 172,934 155,590
FNMA, 30 Year , 3.5%, 8/01/49 ......................................... 844,780 762,842
FNMA, 30 Year , 3.5%, 9/01/49 ......................................... 232,498 208,509
FNMA, 30 Year , 3.5%, 4/01/50 ......................................... 292,723 262,710
FNMA, 30 Year , 4%, 11/01/45 .......................................... 1,536,869 1,441,427
FNMA, 30 Year , 4%, 6/01/52 ........................................... 352,505 326,995

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 4.5%, 11/01/47 ......................................... $ 355,466 $ 341,975
FNMA, 30 Year , 5%, 4/01/34 ........................................... 36,930 36,441
FNMA, 30 Year , 5.5%, 9/01/33 - 11/01/35 ................................. 302,422 303,577
FNMA, 30 Year , 6%, 9/01/32 - 6/01/54 .................................... 351,067 355,207
FNMA, 30 Year , 6.5%, 12/01/27 - 8/01/32 ................................. 103,912 106,239
FNMA, 30 Year , 7.5%, 8/01/25 - 5/01/32 .................................. 2,687 2,713
FNMA, 30 Year , 8%, 1/01/25 - 7/01/31 .................................... 6,887 6,939
FNMA, 30 Year , 9%, 8/01/24 - 4/01/25 .................................... 26 26
FNMA, 30 Year , 9.5%, 11/01/29 - 4/01/30 ................................. 11,893 11,926
10,557,724
Government National Mortgage Association (GNMA) Fixed Rate 11.2%
GNMA I, 30 Year , 7%, 11/15/29 ......................................... 820 841
GNMA I, 30 Year , 8%, 11/15/25 - 12/15/26 ................................. 544 545
GNMA I, Single-family, 30 Year , 6.5%, 6/15/28 - 9/15/32 ...................... 36,387 37,363
GNMA I, Single-family, 30 Year , 7%, 1/15/26 - 2/15/32 ........................ 3,928 3,927
GNMA I, Single-family, 30 Year , 7.5%, 9/15/25 - 5/15/28 ...................... 6,006 6,017
GNMA I, Single-family, 30 Year , 8%, 9/15/27 ............................... 265 265
GNMA II, Single-family, 30 Year , 2%, 1/20/52 ............................... 817,319 662,313
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 1,053,951 886,378
GNMA II, Single-family, 30 Year , 3.5%, 10/20/47 - 3/20/51 ..................... 204,954 185,686
GNMA II, Single-family, 30 Year , 4%, 2/20/49 ............................... 167,753 157,056
f
GNMA II, Single-family, 30 Year , 6%, 7/15/54 ............................... 800,000 803,448
GNMA II, Single-family, 30 Year , 6.5%, 1/20/26 - 6/20/54 ...................... 498,506 506,268
GNMA II, Single-family, 30 Year , 7.5%, 9/20/30 - 7/20/32 ...................... 21,979 22,727
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............................... 12 12
GNMA II, Single-family, 30 Year , 9%, 3/20/25 ............................... 15 15
3,272,861
Total Mortgage-Backed Securities (Cost $ 24,926,039 ) ............................
22,514,175
Residential Mortgage-Backed Securities 11.1%
Capital Markets 0.0%
†
c
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 6.2% , ( 1-month SOFR +
0.854% ), 3/25/28 .................................................. 16,555 15,579
Financial Services 11.1%
c
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 7.729% , ( 6-month
SOFR + 2.428% ), 6/25/45 ........................................... 11,931 11,788
b
BRAVO Residential Funding Trust ,
2019-1 , A1C , 144A, 3.5% , 3/25/58 ..................................... 4,945 4,888
g
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................................. 36,215 33,972
b
CIM Trust ,
g
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................................ 8,399 7,854
c
2019-INV2 , A11 , 144A, FRN , 6.4% , ( 30-day SOFR Average + 1.064% ), 5/25/49 ... 34,483 33,395
g
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................................ 21,724 19,891
g
2018-INV1 , A4 , 144A, FRN , 4% , 8/25/48 ................................ 14,343 13,045
b ,g
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
4,134 3,884
b ,g
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ............
80,251 77,876
b ,c
Connecticut Avenue Securities Trust ,
2024-R04 , 1A1 , 144A, FRN , 6.335% , ( 30-day SOFR Average + 1% ), 5/25/44 ..... 44,774 44,869
2023-R08 , 1M1 , 144A, FRN , 6.835% , ( 30-day SOFR Average + 1.5% ), 10/25/43 .. 25,071 25,241
2024-R02 , 1M1 , 144A, FRN , 6.435% , ( 30-day SOFR Average + 1.1% ), 2/25/44 ... 63,423 63,488
2024-R03 , 2M1 , 144A, FRN , 6.485% , ( 30-day SOFR Average + 1.15% ), 3/25/44 .. 37,729 37,815

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,g
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
$ 16,978 $ 16,090
c
FHLMC STACR Debt Notes ,
2016-DNA2 , M3 , FRN , 10.1% , ( 30-day SOFR Average + 4.764% ), 10/25/28 ...... 65,083 68,241
2016-HQA2 , M3 , FRN , 10.6% , ( 30-day SOFR Average + 5.264% ), 11/25/28 ...... 74,588 78,720
b ,c
FHLMC STACR REMIC Trust ,
2022-DNA1 , M1A , 144A, FRN , 6.335% , ( 30-day SOFR Average + 1% ), 1/25/42 ... 176,222 176,263
2022-DNA3 , M1A , 144A, FRN , 7.335% , ( 30-day SOFR Average + 2% ), 4/25/42 ... 45,118 45,807
b ,g
Flagstar Mortgage Trust ,
2021-4 , A5 , 144A, FRN , 2.5% , 6/01/51 .................................. 153,527 131,765
2021-2 , A6 , 144A, FRN , 2.5% , 4/25/51 .................................. 174,208 150,533
c
FNMA Connecticut Avenue Securities ,
2015-C01 , 1M2 , FRN , 9.75% , ( 30-day SOFR Average + 4.414% ), 2/25/25 ....... 41,068 41,789
2016-C01 , 1M2 , FRN , 12.2% , ( 30-day SOFR Average + 6.864% ), 8/25/28 ....... 73,511 77,660
2014-C03 , 2M2 , FRN , 8.35% , ( 30-day SOFR Average + 3.014% ), 7/25/24 ....... 14,760 14,777
b ,g
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
183,580 158,454
b ,g
J.P. Morgan Mortgage Trust ,
2013-3 , A3 , 144A, FRN , 3.357% , 7/25/43 ................................ 47,549 42,941
2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 ................................. 233,284 201,888
2021-13 , A4 , 144A, FRN , 2.5% , 4/25/52 ................................. 154,222 133,506
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................................. 46,293 39,826
2022-1 , A4 , 144A, FRN , 2.5% , 7/25/52 .................................. 241,633 206,868
b ,g
Mill City Mortgage Loan Trust ,
2018-2 , A1 , 144A, FRN , 3.5% , 5/25/58 .................................. 14,391 14,195
2018-1 , A1 , 144A, FRN , 3.25% , 5/25/62 ................................. 19,044 18,634
2018-4 , A1B , 144A, FRN , 3.5% , 4/25/66 ................................. 61,334 59,194
b
OBX Trust ,
c
2018-1 , A2 , 144A, FRN , 6.11% , ( 1-month SOFR + 0.764% ), 6/25/57 ............ 22,604 21,909
g
2021-J1 , A4 , 144A, FRN , 2.5% , 5/25/51 ................................. 143,642 124,530
g
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................................ 71,299 61,637
b ,g
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
119,800 102,885
b ,g
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
208,378 181,586
b ,g
Sequoia Mortgage Trust ,
2021-1 , A1 , 144A, FRN , 2.5% , 3/25/51 .................................. 148,962 118,586
2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 ................................. 196,123 168,452
b
Towd Point Mortgage Trust ,
c
2017-5 , A1 , 144A, FRN , 6.06% , ( 1-month SOFR + 0.714% ), 2/25/57 ........... 5,981 6,116
g
2017-4 , A1 , 144A, FRN , 2.75% , 6/25/57 ................................. 60,172 57,587
g
2018-1 , A1 , 144A, FRN , 3% , 1/25/58 ................................... 11,748 11,433
g
2018-2 , A1 , 144A, FRN , 3.25% , 3/25/58 ................................. 33,623 32,713
g
2019-1 , A1 , 144A, FRN , 3.75% , 3/25/58 ................................. 95,195 90,776
g
2018-6 , A1A , 144A, FRN , 3.75% , 3/25/58 ................................ 19,990 19,604
g
2017-1 , A2 , 144A, FRN , 3.5% , 10/25/56 ................................. 146,401 143,723
Virginia Housing Development Authority , 2020-A , A , 2.85% , 12/25/49 .............
45,923 40,429
3,237,123
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 3,636,660 ) ..................
3,252,702

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
c
FNMA , 2007-1 , NF , FRN , 5.7% , ( 30-day SOFR Average + 0.364% ), 2/25/37 .......
$ 18,914 $ 18,759
Total Agency Commercial Mortgage-Backed Securities (Cost $ 18,919 ) ............
18,759
Total Long Term Investments (Cost $ 31,415,195 ) ................................
28,470,546
a
a a a a
Short Term Investments 5.3%
Shares
a
Money Market Funds 5.1%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 1,475,832 1,475,832
Total Money Market Funds (Cost $ 1,475,832 ) ...................................
1,475,832
Principal
Amount
Repurchase Agreements 0.2%
j
Joint Repurchase Agreement , 5.249% , 7/01/24 (Maturity Value $ 65,607 )
BNP Paribas Securities Corp. (Maturity Value $20,273)
Deutsche Bank Securities, Inc. (Maturity Value $18,304)
HSBC Securities (USA), Inc. (Maturity Value $27,030)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%, 7/20/41 - 6/20/54;
U.S. Government Agency Strips, 11/15/24 - 1/15/38; U.S. Treasury Bonds, 6.13% -
6.75%, 8/15/26 - 11/15/27; and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29
(valued at $ 66,910 ) ................................................ 65,578 65,578
Total Repurchase Agreements (Cost $ 65,578 ) ...................................
65,578
Total Short Term Investments (Cost $ 1,541,410 ) .................................
1,541,410
a
Total Investments (Cost $ 32,956,605 ) 102.5% ...................................
$30,011,956
Other Assets, less Liabilities (2.5) % ...........................................
(763,369)
Net Assets 100.0% ...........................................................
$29,248,587
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $5,306,094, representing 18.1% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
f
Security purchased on a to-be-announced (TBA) basis.
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2024, all repurchase agreements had been entered into on June 28, 2024.

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2024, the Fund had the following futures contracts outstanding.
See A bbreviations on page 10 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 3 $ 329,953 9/19/24 $ (4,457)
U.S. Treasury 10 Year Ultra Notes ................ Long 9 1,021,781 9/19/24 21,643
U.S. Treasury 2 Year Notes ..................... Short 2 408,438 9/30/24 (1,315)
U.S. Treasury 5 Year Notes ..................... Long 18 1,918,406 9/30/24 21,696
U.S. Treasury Long Bonds ..................... Long 6 709,875 9/19/24 21,366
U.S. Treasury Ultra Bonds ...................... Long 1 125,344 9/19/24 4,592
Total Futures Contracts ...................................................................... $63,525
*
As of period end.

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2024, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $427,588 $8,629,574 $(7,581,330) $— $— $1,475,832 1,475,832 $31,601
Total Affiliated Securities ... $427,588 $8,629,574 $(7,581,330) $— $— $1,475,832 $31,601
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 96,194 $ — $ 96,194
Asset-Backed Securities ................... — 977,559 — 977,559
Commercial Mortgage-Backed Securities ...... — 1,611,157 — 1,611,157
Mortgage-Backed Securities ................ — 22,514,175 — 22,514,175
Residential Mortgage-Backed Securities ....... — 3,252,702 — 3,252,702
Agency Commercial Mortgage-Backed Securities — 18,759 — 18,759
Short Term Investments ................... 1,475,832 65,578 — 1,541,410
Total Investments in Securities ........... $1,475,832 $28,536,124 $— $30,011,956
Other Financial Instruments:
Futures Contracts ....................... $69,297 $— $— $69,297
Total Other Financial Instruments ......... $69,297 $— $— $69,297

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
a
For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio (continued)
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $5,772 $— $— $5,772
Total Other Financial Instruments ......... $5,772 $— $— $5,772
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rates
MBS
Mortgage-Backed Security
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.